Capital Lease Obligations (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Year ended April 30, 2012	0	306	5,463
Year ended April 30, 2013	0	0	307
Future Minimum Payments Gross	0	306	5,770
Less: Imputed interest	0	3	156
Future Minimum Payments Net	0	303	5,614
Less: Current portion of capital lease obligations	0	303	5,311
Non-current portion of capital lease obligations	0	0	303